UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: April 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Short Duration Bond Fund
(Institutional Class and Class L)
Annual Report
April 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Fund Performance
For the twelve-month period ended April 30, 2021, the Fund (Institutional Class shares) returned 3.42%, relative to a 2.72% return for the Bloomberg Barclays 1–3 Year U.S. Credit Bond Index, the Fund’s benchmark index.
GWCM Commentary
Economic momentum improved in the U.S. over the first quarter of 2021 and the first quarter gross domestic product (“GDP”) printed a strong 6.4% quarter over quarter. Consumer and business sentiment both improved and retail spending remains robust. While consumer spending was skewed toward goods in 2020, spending on services has picked up; this trend is expected to continue as global economies reopen. Massive stimulus programs in the form of direct payments to consumers have led to increases in both consumption and savings. Strong Purchasing Managers' Index data suggests formidable momentum should continue in both manufacturing and service sectors. Business fixed investment has steadily increased and along with consumption should be a primary component of strong GDP growth throughout the year. Overall, companies have weathered the pandemic better than expected; strong earnings growth to start the year has thus far justified lofty equity multiples. Labor market data also improved but this element of the economy is still suppressed. Short-term inflation is expected to spike above 2% from a combination of base effects, rebounds in COVID-sensitive sectors, supply chain disruptions, low inventories, and increased commodity prices. This increase should be transient as there is uncertainty in the medium to long-term outlook on when inflation pressures will subside. Historically large monetary and fiscal policy responses continue to support the economy.
Capital markets performance was mixed over the quarter as interest rates rose sharply and led to negative total returns across nearly all sectors of fixed income. The 10-year Treasury yield increased by 82 basis points and ended the quarter at 1.74%. With the Federal Reserve (“Fed”) anchoring rates at zero, the Treasury curve bear steepened as longer dated maturities reflect stronger growth and inflation expectations. For investment grade, the Bloomberg Barclays U.S. Aggregate Bond Index declined -3.37%, with structured products marginally outperforming corporate credit. Spreads in most asset classes recovered to their pre-COVID levels despite having some bouts of volatility over the quarter. Optimism about reopening and the benefits from fiscal stimulus muted out other concerns.
In summary, U.S. and global growth are on track for a strong year, although recoveries will be uneven across regions. Fundamental data has improved domestically and suggests a further improvement in economic activity. The technical factors from monetary and fiscal policy remain in place to support lofty growth targets. Economic activity should accelerate even more once COVID-19 herd immunity is closer to being achieved. The next several months remain critical in determining how quickly the world can go back to pre-pandemic levels. The rollout of vaccines will not happen in a linear fashion, and the longer it takes to reach all those in need will lead to a slower return to normalcy. COVID-19 variants and their ability to mutate is a key risk to the outlook; but thus far the available vaccines have shown efficacy against these new strains. A persistent overshoot of inflation targets poses another risk that could force the Fed to remove accommodation quicker than expected and could potentially roil capital markets. Given the unprecedented nature of the current macro environment, a great deal of uncertainty remains in the outlook as the pandemic remains the primary risk due to potential lockdowns.

During the twelve-month period ended April 30, 2021, the Fund invested in fixed and floating rated investment grade corporate bonds (“IG”), high yield bonds and loans (“HY”), and structured products including asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”).
Allocations to ABS, CMBS, floating rate notes, and HY are out-of-benchmark allocations in the Fund. For the period, excess returns were positive within all sectors in the benchmark index.
The Fund’s outperformance of the benchmark index was driven by several factors including asset allocation and security selection. Additionally, the Fund experienced strong outflows throughout the period and returns were negatively impacted by management of flows during various periods of unusual volatility.
The Fund’s duration positioning was slightly long versus the benchmark index for the twelve-month period ended April 30, 2021. Interest rates have risen sharply since the beginning of 2021 due to fears of higher inflation as the U.S. economy reopens. However, recent weakness in the employment numbers will leave the Fed on hold in the near-term.
The Fund’s asset allocation positioning was overweight lower rated securities within IG as well as out-of-benchmark positions in HY and ABS in the first half of 2020. The Fund remained underweight government related securities which tend to be more highly rated. Credit spreads have tightened to near all-time highs since the beginning of 2021 but that was not enough to offset the rise in interest rates, and, therefore, IG had one of its worst quarters on a total return basis since the third quarter of 2008. Overall, out-of-benchmark positions, in both ABS and HY were the best performers as investors rotated into risky assets. Both fiscal and monetary policies remain extremely accommodative which is supportive of risk assets. The Fed has made it clear that it is not planning to change the current approach until the labor markets have healed.
Security selection decisions were made within sectors that were likely to benefit from a reopening of the U.S. economy and a recovery in consumer spending. Throughout the second half of 2020 and into early 2021, these factors played out and were a positive contributor to Fund performance. As vaccines were approved and mobility increased, positions in consumer cyclicals, energy, industrials and high yield saw the largest gains and thus had a positive impact to Fund performance.
The views and opinions in this report were current as of April 30, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of individual retirement accounts ("IRA(s)") or your financial professional brokerage commissions, if applicable. If such fees and expenses were included, returns would be lower.
*For the period from June 25, 2018 (inception) through April 30, 2019.
Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended April 30, 2021 (unaudited)
	One Year	Since Inception(a)(b)
Institutional Class	3.42%	3.41%
Class L	2.67%	2.88%
(a) Class L inception date was September 10, 2018.
(b) Institutional Class inception date was June 25, 2018.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.
Summary of Investments by Ratings as of April 30, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aa3	3.24%
A1	2.84
A2	18.01
A3	7.07
Baa1	5.34
Baa2	14.82
Baa3	34.00
Ba1	9.43
Short Term Investments	5.25
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 31, 2020 to April 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/31/20)	(04/30/21)	(10/31/20–04/30/21)
Institutional Class
Actual	$1,000.00	$1,002.10	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25
Class L
Actual	$1,000.00	$ 998.60	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of April 30, 2021
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 3.35%
$250,000	Steel Dynamics Inc 2.80%, 12/15/2024	$ 264,543
Communications — 10.60%
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital(a) 1.83%, 02/01/2024 3-mo. LIBOR + 1.65%	205,354
150,000	Discovery Communications LLC 2.95%, 03/20/2023	156,409
100,000	Juniper Networks Inc 1.20%, 12/10/2025	99,111
250,000	T-Mobile USA Inc(b) 3.50%, 04/15/2025	271,095
102,000	Verizon Communications Inc(a) 1.30%, 05/15/2025 3-mo. LIBOR + 1.10%	104,472
		836,441
Consumer, Cyclical — 9.73%
250,000	Dollar Tree Inc 3.70%, 05/15/2023	265,328
250,000	Hasbro Inc 2.60%, 11/19/2022	257,761
250,000	Ross Stores Inc 0.88%, 04/15/2026	244,497
		767,586
Consumer, Non-Cyclical — 17.61%
275,000	Bacardi Ltd(b) 4.45%, 05/15/2025	306,909
150,000	Bayer US Finance II LLC(a)(b) 1.19%, 12/15/2023 3-mo. LIBOR + 1.01%	151,963
250,000	Becton Dickinson & Co(a) 1.21%, 06/06/2022 3-mo. LIBOR + 1.03%	252,192
250,000	CVS Health Corp 2.63%, 08/15/2024	265,112
150,000	HCA Inc 4.75%, 05/01/2023	161,610
250,000	Viatris Inc(b) 1.65%, 06/22/2025	252,519
		1,390,305
Energy — 4.61%
200,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	213,105
150,000	Valero Energy Corp 1.20%, 03/15/2024	150,790
		363,895
Principal Amount		Fair Value
Financial — 30.51%
$250,000	Athene Global Funding 0.95%, 01/08/2024	$ 249,980
250,000	Bank of America Corp 3.46%, 03/15/2025	268,020
250,000	Bank of Montreal 3.30%, 02/05/2024	268,913
200,000	Canadian Imperial Bank of Commerce(c) 0.95%, 10/23/2025	199,469
150,000	Goldman Sachs Group Inc 2.91%, 07/24/2023	154,424
250,000	JPMorgan Chase & Co 3.88%, 09/10/2024	273,448
250,000	Metropolitan Life Global Funding I(b) 0.95%, 07/02/2025	248,956
200,000	Morgan Stanley 3.88%, 04/29/2024	218,328
250,000	Synchrony Bank 3.00%, 06/15/2022	256,671
250,000	Wells Fargo & Co 4.13%, 08/15/2023	270,217
		2,408,426
Industrial — 9.04%
100,000	Boeing Co 1.95%, 02/01/2024	102,795
200,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	205,602
150,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	154,723
235,000	Trimble Inc 4.15%, 06/15/2023	250,491
		713,611
Technology — 6.89%
200,000	Broadcom Inc 4.70%, 04/15/2025	225,601
200,000	Dell International LLC / EMC Corp(b) 5.45%, 06/15/2023	218,204
100,000	Microchip Technology Inc(b) 0.97%, 02/15/2024	99,884
		543,689
TOTAL CORPORATE BONDS AND NOTES — 92.34% (Cost $7,216,228)		$7,288,496

See Notes to Financial Statements.

Annual Report - April 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of April 30, 2021
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.53%
$200,000	Federal Home Loan Bank(d) 0.00%, 05/03/2021	$ 200,000
Repurchase Agreements — 2.59%
204,000	Undivided interest of 46.83% in a repurchase agreement (principal amount/value $435,631 with a maturity value of $435,631) with Morgan Stanley & Co LLC, 0.01%, dated 4/30/21 to be repurchased at $204,000 on 5/3/21 collateralized by various U.S. Government Agency securities, 2.00% - 4.00%, 4/1/36 - 5/1/51, with a value of $444,344.(e)	204,000
TOTAL SHORT TERM INVESTMENTS — 5.12% (Cost $404,000)		$ 404,000
TOTAL INVESTMENTS — 97.46% (Cost $7,620,228)		$7,692,496
OTHER ASSETS & LIABILITIES, NET — 2.54%		$ 200,634
TOTAL NET ASSETS — 100.00%		$7,893,130
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at April 30, 2021.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at April 30, 2021.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Financial Statements.

Annual Report - April 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of April 30, 2021
Great-West Core Strategies: Short Duration Bond Fund
ASSETS:
Investments in securities, fair value (including $199,469 of securities on loan)(a)	$7,488,496
Repurchase agreements, fair value(b)	204,000
Cash	168,251
Interest receivable	52,547
Subscriptions receivable	2,832
Receivable for investments sold	267,330
Total Assets	8,183,456
LIABILITIES:
Payable for director fees	6,046
Payable for distribution fees	1,454
Payable for other accrued fees	33,247
Payable for shareholder services fees	2,108
Payable to investment adviser	15,024
Payable upon return of securities loaned	204,000
Redemptions payable	28,447
Total Liabilities	290,326
NET ASSETS	$7,893,130
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$93,618
Paid-in capital in excess of par	7,727,244
Undistributed/accumulated earnings	72,268
NET ASSETS	$7,893,130
NET ASSETS BY CLASS
Class L	$7,204,727
Institutional Class	$688,403
CAPITAL STOCK:
Authorized
Class L	20,000,000
Institutional Class	15,000,000
Issued and Outstanding
Class L	848,451
Institutional Class	87,733
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$8.49
Institutional Class	$7.85
(a) Cost of investments	$7,416,228
(b) Cost of repurchase agreements	$204,000
See Notes to Financial Statements.

Annual Report - April 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended April 30, 2021
Great-West Core Strategies: Short Duration Bond Fund
INVESTMENT INCOME:
Interest	$1,693,018
Income from securities lending	435
Dividends	9,833
Total Income	1,703,286
EXPENSES:
Management fees	215,424
Shareholder services fees – Class L	326,189
Audit and tax fees	43,546
Custodian fees	6,677
Director's fees	20,784
Distribution fees – Class L	231,224
Legal fees	4,257
Pricing fees	7,836
Registration fees	46,966
Shareholder report fees	5,369
Transfer agent fees	7,271
Other fees	2,220
Total Expenses	917,763
Less amount waived by investment adviser	122,317
Net Expenses	795,446
NET INVESTMENT INCOME	907,840
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,004,550
Net Realized Gain	3,004,550
Net change in unrealized appreciation on investments	1,552,871
Net Change in Unrealized Appreciation	1,552,871
Net Realized and Unrealized Gain	4,557,421
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,465,261
See Notes to Financial Statements.

Annual Report - April 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended April 30, 2021 and April 30, 2020
Great-West Core Strategies: Short Duration Bond Fund	2021	2020
OPERATIONS:
Net investment income	$907,840	$2,393,334
Net realized gain	3,004,550	1,001,589
Net change in unrealized appreciation (depreciation)	1,552,871	(1,874,151)
Net Increase in Net Assets Resulting from Operations	5,465,261	1,520,772
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	(2,379,696)	(2,731,032)
Institutional Class	(137,454)	(15,406)
From Net Investment Income and Net Realized Gains	(2,517,150)	(2,746,438)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	34,052,429	153,891,798
Institutional Class	448,653	914,190
Shares issued in reinvestment of distributions
Class L	2,379,696	2,731,032
Institutional Class	137,454	15,406
Shares redeemed
Class L	(220,553,449)	(27,106,580)
Institutional Class	(99,907)	(705,910)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(183,635,124)	129,739,936
Total Increase (Decrease) in Net Assets	(180,687,013)	128,514,270
NET ASSETS:
Beginning of year	188,580,143	60,065,873
End of year	$7,893,130	$188,580,143
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	3,297,618	15,087,835
Institutional Class	49,256	88,645
Shares issued in reinvestment of distributions
Class L	263,570	269,124
Institutional Class	17,326	1,496
Shares redeemed
Class L	(21,322,983)	(2,688,562)
Institutional Class	(10,748)	(68,519)
Net Increase (Decrease)	(17,705,961)	12,690,019
See Notes to Financial Statements.

Annual Report - April 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class L
04/30/2021	$10.12	0.10	0.18	0.28	(1.85)	(0.06)	(1.91)	$ 8.49	2.67%
04/30/2020	$10.09	0.19	0.05	0.24	(0.21)	-	(0.21)	$10.12	2.40%
04/30/2019 (c)	$10.00	0.16	0.09	0.25	(0.16)	-	(0.16)	$10.09	2.53% (d)
Institutional Class
04/30/2021	$10.27	0.13	0.22	0.35	(2.71)	(0.06)	(2.77)	$ 7.85	3.42%
04/30/2020	$10.24	0.26	0.03	0.29	(0.26)	-	(0.26)	$10.27	2.89%
04/30/2019 (e)	$10.00	0.25	0.09	0.34	(0.10)	-	(0.10)	$10.24	3.38% (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
04/30/2021	$ 7,205	0.95%	0.85%	0.97%	193%
04/30/2020	$188,253	0.95%	0.85%	1.90%	105%
04/30/2019 (c)	$ 59,961	1.34% (g)	0.85% (g)	2.43% (g)	109% (d)
Institutional Class
04/30/2021	$ 688	6.49%	0.25%	1.37%	193%
04/30/2020	$ 328	8.84%	0.25%	2.53%	105%
04/30/2019 (e)	$ 105	2.21% (g)	0.25% (g)	2.97% (g)	109% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Class L inception date was September 10, 2018.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - April 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Strategies: Short Duration Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors and new contributions by existing shareholders. Shareholders may continue to reinvest dividends and capital gains arising from Class L shares, but no other forms of contributions will be allowed. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - April 30, 2021

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of April 30, 2021, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - April 30, 2021

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid four times annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended April 30, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$2,452,520	$2,735,507
Long-term capital gain	64,630	10,931
	$2,517,150	$2,746,438
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $2,111,802 from Undistributed/accumulated earnings to Paid-in capital for April 30, 2021. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At April 30, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	72,268
Tax composition of capital	$72,268
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of April 30, 2021 were as follows:
Federal tax cost of investments	$7,620,228
Gross unrealized appreciation on investments	91,219
Gross unrealized depreciation on investments	(18,951)
Net unrealized appreciation on investments	$72,268

Annual Report - April 30, 2021

Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At April 30, 2021, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$121,950	$161,804	$122,317	$0
Great-West Funds has entered into a Shareholder Services Agreement with Empower Retirement, LLC (“Empower”), an affiliate of Great-West Capital Management, LLC ("GWCM") and subsidiary of GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,056,000 for the fiscal year ended April 30, 2021.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $54,642,761 and $229,887,021, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $116,190,244 and $127,698,437, respectively.

Annual Report - April 30, 2021

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of April 30, 2021, the Fund had securities on loan valued at $199,469 and received collateral as reported on the Statement of Assets and Liabilities of $204,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At April 30, 2021, the class of securities loaned consisted entirely of corporate bonds and notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to April 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - April 30, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Core Strategies: Short Duration Bond Fund (the “Fund”), one of the funds constituting the Great-West Funds, Inc., as of April 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 25, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 25, 2018 (commencement of operations) to April 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
June 18, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended April 30, 2021, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Core Strategies: Short Duration Bond Fund (the “Fund”). (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM (also referred to hereafter as the “adviser”). Among other things, the Board considered the adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, experience, education, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered the adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board also noted GWCM’s recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration was also given to the fact that the Board meets with representatives of GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of the adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by GWCM on the impacts of the coronavirus (COVID-19) outbreak on the firm generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board noted that the Fund commenced operations on June 25, 2018 (with respect to the Fund’s Institutional Class shares), and given the limited operating period, the Board reviewed performance information for the Fund’s Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications, for the one- and two-year periods ended December 31, 2020. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of its benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Institutional Class for the one- and two-year periods ended December 31, 2020 were in the third and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding the performance universe median for the two-year period ended December 31, 2020. Although the Fund’s annualized returns were below the performance universe median for the one-year period ended December 31, 2020, its specific ranking was in the 53rd percentile of its performance universe. The Board also observed that the Fund underperformed its benchmark index for the one-year period ended December 31, 2020 and outperformed its benchmark index for the two-year period ended December 31, 2020.
In evaluating the foregoing, including the Fund’s limited period of operations, the Board considered the organization, composition and experience of GWCM’s investment personnel, its investment decision-making process and its operational risk controls, among other things, as well as the due diligence and monitoring processes employed by GWCM for internally-managed funds, including the Fund. The Board also considered the detailed performance reports provided by GWCM throughout the year, including rolling performance analyses, portfolio statistics and comparative analytics, as well as regular presentations from management regarding fiscal and monetary policy developments, capital market assessments and market outlooks.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through August 28, 2022.
In evaluating the management fee and total expense ratio of the Fund, as the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee and total annual operating expense ratio were lower than its peer group median contractual management fee and peer group median expense ratio, respectively, with the total annual operating expense ratio ranking in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and the lowest of its peer group.
The Board also reviewed information regarding the fees charged by GWCM to other products managed by GWCM in the same investment style as the Fund and noted that any fees charged by GWCM to other similar products were consistent with the fee charged for the Fund.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Fund in particular, the Board noted that GWCM reported a negative margin associated with its management of the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of the Fund’s assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board recalled its observation that the Contractual Management Fee for the Fund was lower than the median contractual management fee of its respective peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits derived or to be derived by GWCM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, GWL&A; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc. formerly, Vice President & Counsel, Great-West Funds	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, Great-West Trust Company, LLC ("GWTC"); formerly, Assistant Treasurer, Great-West Funds	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2021	Director, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM and GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Core Strategies: Inflation-Protected Securities Fund and other series of Great-West Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West Core Strategies: International Equity Fund and other series of Great-West Funds. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of other series of Great-West Funds, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of other series of Great-West Funds, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of other series of Great-West Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of other series of Great-West Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(f)  ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2020 and $1,026,559 for fiscal year 2021.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $60,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:June 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:June 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:June 18, 2021